Business Combination (Purchase Price Consideration) (Details) $ in Thousands	Oct. 15, 2015 USD ($)
October 15, 2015 Acquisition:
Series B Preferred Stock	$ 5,378
Debt assumed, settled in shares	193
Total share value issued	$ 5,571